Schedule of Investments (unaudited)
November 30, 2024
iShares® ESG Advanced MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 5.0%
ASX Ltd.	19,004	$820,570
BlueScope Steel Ltd.	43,702	633,236
Brambles Ltd.	138,946	1,729,932
CAR Group Ltd.	36,900	1,002,917
Cochlear Ltd.	6,591	1,312,394
Computershare Ltd.	53,694	1,118,724
CSL Ltd.	47,964	8,842,743
Goodman Group	169,998	4,220,578
GPT Group (The)	192,338	598,224
James Hardie Industries PLC(a)	42,165	1,570,923
Mirvac Group	389,017	549,527
Northern Star Resources Ltd.	116,148	1,331,825
Orica Ltd.	47,790	566,251
Pro Medicus Ltd.	5,649	932,272
QBE Insurance Group Ltd.	149,266	1,950,085
Ramsay Health Care Ltd.	18,340	475,043
REA Group Ltd.	5,205	858,462
Reece Ltd.	22,323	376,317
Scentre Group	508,561	1,223,456
SEEK Ltd.	34,690	593,993
Sonic Healthcare Ltd.	44,704	835,613
Stockland	238,428	814,015
Suncorp Group Ltd.	126,964	1,634,406
Transurban Group	306,021	2,562,080
Vicinity Ltd.	394,824	557,405
WiseTech Global Ltd.	18,131	1,523,243
Xero Ltd.(a)	14,190	1,615,847
		40,250,081
Austria — 0.3%
Erste Group Bank AG	32,915	1,806,719
Verbund AG	7,472	596,990
		2,403,709
Belgium — 1.0%
Ageas SA	15,865	801,941
Argenx SE(a)	5,920	3,653,614
D'ieteren Group	2,179	466,021
Elia Group SA	3,251	304,745
KBC Group NV	22,685	1,640,351
Lotus Bakeries NV	42	505,567
Sofina SA	1,559	362,388
Warehouses De Pauw CVA	17,801	393,872
		8,128,499
Denmark — 6.0%
AP Moller - Maersk A/S, Class A	299	491,475
AP Moller - Maersk A/S, Class B, NVS	450	765,841
Demant A/S(a)	9,229	353,387
DSV A/S	20,228	4,332,362
Genmab A/S(a)	6,205	1,337,316
Novo Nordisk A/S, Class B	318,596	34,143,859
Novonesis (Novozymes) B, Class B	35,142	2,062,273
Pandora A/S	8,069	1,301,971
Rockwool A/S, Class B	899	328,727
Tryg A/S	34,208	789,462
Vestas Wind Systems A/S(a)	98,892	1,548,393
Zealand Pharma A/S(a)	6,236	646,025
		48,101,091
Finland — 1.6%
Elisa OYJ	14,367	651,018
Kesko OYJ, Class B	27,262	542,022
Security	Shares	Value
Finland (continued)
Kone OYJ, Class B	33,718	$1,748,285
Metso OYJ	61,141	537,915
Nokia OYJ	526,218	2,210,346
Nordea Bank Abp	313,074	3,537,578
Orion OYJ, Class B	10,684	504,903
Sampo OYJ, Class A	49,360	2,114,324
Wartsila OYJ Abp	50,538	919,737
		12,766,128
France — 9.6%
Accor SA	19,442	898,046
Aeroports de Paris SA	3,339	386,723
Air Liquide SA	57,016	9,483,768
Amundi SA(b)	6,115	398,335
AXA SA	176,288	6,144,140
BioMerieux	4,125	431,239
Bureau Veritas SA	30,771	937,117
Capgemini SE	15,333	2,464,782
Cie Generale des Etablissements Michelin SCA	67,094	2,182,765
Covivio SA/France	5,526	303,126
Dassault Systemes SE	66,185	2,284,495
Edenred SE	24,897	824,125
Eiffage SA	7,178	648,106
EssilorLuxottica SA	29,379	7,141,255
Eurazeo SE	4,549	334,350
Eurofins Scientific SE	13,612	673,497
Euronext NV(b)	7,874	878,557
Gecina SA	4,523	455,608
Getlink SE	30,193	493,721
Hermes International SCA	3,130	6,831,621
Ipsen SA	3,714	429,522
Kering SA	7,344	1,719,647
Klepierre SA	21,363	645,713
Legrand SA	25,902	2,598,994
Publicis Groupe SA	22,591	2,454,057
Rexel SA	22,612	584,482
Sartorius Stedim Biotech	2,796	533,513
Schneider Electric SE	54,127	13,944,245
SEB SA	2,583	245,401
Sodexo SA	8,595	713,905
STMicroelectronics NV	67,758	1,737,515
Teleperformance SE	5,282	497,379
Unibail-Rodamco-Westfield, New	11,740	962,290
Vinci SA	49,037	5,182,909
Vivendi SE	69,461	638,559
		77,083,507
Germany — 7.6%
Bechtle AG	8,349	274,775
Beiersdorf AG	9,824	1,274,610
Brenntag SE	12,773	824,881
Carl Zeiss Meditec AG, Bearer	4,117	247,046
Commerzbank AG	94,068	1,443,507
Continental AG	10,768	708,653
Covestro AG(a)(b)	17,925	1,094,200
CTS Eventim AG & Co. KGaA	6,045	535,002
Deutsche Boerse AG	18,706	4,379,652
Deutsche Post AG, Registered	100,976	3,715,392
Evonik Industries AG	25,797	474,259
GEA Group AG	15,084	755,303
Hannover Rueck SE	5,978	1,562,375
Henkel AG & Co. KGaA	10,652	808,779
Infineon Technologies AG	129,051	4,206,657

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Knorr-Bremse AG	7,059	$539,628
LEG Immobilien SE(c)	7,327	679,768
Merck KGaA	12,881	1,930,656
MTU Aero Engines AG	5,317	1,812,664
Nemetschek SE	5,841	606,198
Qiagen NV, NVS	22,033	963,736
Rational AG	499	467,350
SAP SE	103,272	24,523,560
Scout24 SE(b)	7,439	670,754
Siemens Healthineers AG(b)	27,917	1,515,777
Symrise AG, Class A	13,117	1,451,021
Talanx AG(a)	6,480	549,381
Vonovia SE	73,417	2,435,227
Zalando SE(a)(b)	21,988	687,607
		61,138,418
Hong Kong — 2.7%
AIA Group Ltd.	1,085,400	8,172,623
BOC Hong Kong Holdings Ltd.	382,000	1,178,662
Futu Holdings Ltd., ADR(a)	5,752	501,747
Hang Seng Bank Ltd.	73,600	878,139
HKT Trust & HKT Ltd., Class SS	379,000	471,555
Hong Kong Exchanges & Clearing Ltd.	115,400	4,344,368
Hongkong Land Holdings Ltd.	111,700	508,074
Link REIT	257,600	1,126,780
MTR Corp. Ltd.	158,500	557,776
Sino Land Co. Ltd.	410,000	402,001
Sun Hung Kai Properties Ltd.	145,500	1,454,117
Swire Pacific Ltd., Class A	41,500	341,707
WH Group Ltd.(b)	849,500	677,185
Wharf Holdings Ltd. (The)	97,000	266,189
Wharf Real Estate Investment Co. Ltd.	161,000	433,949
		21,314,872
Ireland — 0.4%
AIB Group PLC	180,762	986,409
Bank of Ireland Group PLC	96,125	842,686
Kerry Group PLC, Class A	14,876	1,439,047
		3,268,142
Israel — 1.5%
Azrieli Group Ltd.	4,363	351,007
Bank Hapoalim BM	123,018	1,413,955
Bank Leumi Le-Israel BM	146,660	1,671,350
Check Point Software Technologies Ltd.(a)(c)	8,716	1,586,312
CyberArk Software Ltd.(a)	4,315	1,395,946
Global-e Online Ltd.(a)	9,652	504,607
Israel Discount Bank Ltd., Class A	120,717	794,703
Mizrahi Tefahot Bank Ltd.	15,867	686,326
Monday.com Ltd.(a)(c)	3,751	1,070,385
Nice Ltd.(a)	6,176	1,114,573
Wix.com Ltd.(a)	5,293	1,184,256
		11,773,420
Italy — 2.2%
Amplifon SpA	12,329	313,129
BPER Banca SpA	94,372	575,948
DiaSorin SpA	2,103	235,137
FinecoBank Banca Fineco SpA	59,939	961,776
Generali	96,276	2,754,470
Infrastrutture Wireless Italiane SpA(b)	32,583	335,775
Intesa Sanpaolo SpA	1,440,988	5,531,286
Mediobanca Banca di Credito Finanziario SpA	48,631	709,727
Moncler SpA	22,689	1,111,087
Nexi SpA(a)(b)	59,445	352,017
Security	Shares	Value
Italy (continued)
Poste Italiane SpA(b)	44,422	$623,728
Prysmian SpA	27,370	1,805,374
Recordati Industria Chimica e Farmaceutica SpA	9,924	540,775
Telecom Italia SpA/Milano(a)(c)	1,012,109	243,144
Terna - Rete Elettrica Nazionale	155,634	1,317,224
Unipol Gruppo SpA	36,538	440,938
		17,851,535
Japan — 25.2%
Advantest Corp.	75,800	4,197,831
Aeon Co. Ltd.	64,900	1,560,875
Ajinomoto Co. Inc.	45,500	1,914,794
ANA Holdings Inc.	16,500	318,814
Asahi Kasei Corp.	126,400	903,351
Asics Corp.	67,400	1,361,707
Astellas Pharma Inc.	178,700	1,860,772
Bandai Namco Holdings Inc.	59,100	1,251,090
Brother Industries Ltd.	23,100	407,284
Canon Inc.	92,700	3,019,960
Capcom Co. Ltd.	33,900	796,191
Central Japan Railway Co.	76,100	1,567,252
Chiba Bank Ltd. (The)	57,500	480,813
Chugai Pharmaceutical Co. Ltd.	66,200	2,913,359
Concordia Financial Group Ltd.	103,800	623,057
Dai Nippon Printing Co. Ltd.	39,100	597,831
Daifuku Co. Ltd.	33,000	688,826
Dai-ichi Life Holdings Inc.	89,000	2,412,367
Daiichi Sankyo Co. Ltd.	173,600	5,512,799
Daiwa House Industry Co. Ltd.	57,900	1,822,963
Daiwa Securities Group Inc.	129,900	873,939
Denso Corp.	187,600	2,685,805
Dentsu Group Inc.	19,400	496,430
Disco Corp.	9,200	2,514,039
East Japan Railway Co.	89,500	1,748,214
Eisai Co. Ltd.	24,500	760,421
FANUC Corp.	94,000	2,442,236
FUJIFILM Holdings Corp.	110,700	2,504,738
Hankyu Hanshin Holdings Inc.	21,900	601,437
Hitachi Construction Machinery Co. Ltd.	9,600	216,971
Hoshizaki Corp.	11,300	458,589
Hoya Corp.	34,300	4,434,095
Hulic Co. Ltd.	38,200	344,378
Japan Airlines Co. Ltd.	15,400	256,384
Japan Exchange Group Inc.	97,000	1,173,802
Japan Post Bank Co. Ltd.	145,500	1,376,758
Japan Post Insurance Co. Ltd.	19,300	404,739
Japan Real Estate Investment Corp.	138	510,777
Kajima Corp.	40,300	737,681
Kao Corp.	45,600	1,984,077
KDDI Corp.	152,500	5,040,480
Keyence Corp.	19,200	8,330,743
Kikkoman Corp.	68,100	749,306
Kobe Bussan Co. Ltd.	14,400	363,665
Kokusai Electric Corp., NVS	14,800	247,577
Komatsu Ltd.	87,000	2,355,618
Konami Group Corp.	10,000	988,700
Kubota Corp.	93,600	1,173,282
Kyocera Corp.	128,500	1,267,313
Kyowa Kirin Co. Ltd.	23,900	397,643
LY Corp.	277,500	765,725
MatsukiyoCocokara & Co.	31,600	443,880
McDonald's Holdings Co. Japan Ltd.(c)	8,100	335,344
MEIJI Holdings Co. Ltd.	23,800	509,040

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Minebea Mitsumi Inc.	35,800	$588,850
Mitsubishi Chemical Group Corp.	136,900	720,245
Mitsubishi Estate Co. Ltd.	107,200	1,519,200
Mitsubishi HC Capital Inc.	86,100	580,949
Mitsui Chemicals Inc.	17,400	404,384
Mitsui Fudosan Co. Ltd.	264,100	2,214,020
MonotaRO Co. Ltd.	25,100	448,445
MS&AD Insurance Group Holdings Inc.	127,500	2,855,358
Murata Manufacturing Co. Ltd.	167,000	2,794,371
NEC Corp.	24,200	2,069,060
Nidec Corp.	83,400	1,538,203
Nippon Building Fund Inc.	761	638,342
Nippon Paint Holdings Co. Ltd.	91,100	625,290
Nippon Sanso Holdings Corp.	17,500	512,165
Nippon Yusen KK	43,300	1,388,227
Nissin Foods Holdings Co. Ltd.	20,000	532,107
Nitori Holdings Co. Ltd.	8,000	1,026,980
Nitto Denko Corp.	69,400	1,109,552
Nomura Research Institute Ltd.	37,900	1,160,518
NTT Data Group Corp.	62,900	1,222,214
Obayashi Corp.	62,900	898,816
Omron Corp.	17,200	549,916
Ono Pharmaceutical Co. Ltd.	37,200	427,396
Oracle Corp./Japan	3,800	389,653
Oriental Land Co. Ltd./Japan	107,700	2,541,340
Otsuka Corp.	23,000	574,467
Otsuka Holdings Co. Ltd.	44,000	2,556,654
Pan Pacific International Holdings Corp.	36,900	939,960
Rakuten Group Inc.(a)	150,200	865,624
Recruit Holdings Co. Ltd.	139,000	9,668,516
Renesas Electronics Corp.	167,200	2,193,010
Resona Holdings Inc.	208,500	1,743,802
Ricoh Co. Ltd.	53,300	607,264
SCREEN Holdings Co. Ltd.	7,800	493,293
SCSK Corp.	14,800	299,897
Secom Co. Ltd.	41,400	1,446,545
Seiko Epson Corp.	28,500	507,797
Sekisui Chemical Co. Ltd.	37,200	602,341
Sekisui House Ltd.	59,400	1,408,643
SG Holdings Co. Ltd.	31,000	305,079
Shimadzu Corp.	23,800	671,628
Shin-Etsu Chemical Co. Ltd.	178,000	6,605,288
Shionogi & Co. Ltd.	73,800	1,046,832
Shiseido Co. Ltd.	40,300	749,916
Shizuoka Financial Group Inc., NVS	41,700	371,565
SMC Corp.	5,700	2,432,181
SoftBank Corp.	2,834,800	3,664,007
SoftBank Group Corp.	94,600	5,670,994
Sompo Holdings Inc.	88,300	2,333,085
Sumitomo Electric Industries Ltd.	71,700	1,384,286
Sumitomo Metal Mining Co. Ltd.	23,800	587,271
Sumitomo Mitsui Financial Group Inc.	369,200	9,112,157
Sumitomo Mitsui Trust Group Inc.	64,200	1,609,608
Sumitomo Realty & Development Co. Ltd.	30,200	936,927
Suntory Beverage & Food Ltd.	13,500	460,039
Sysmex Corp.	49,100	1,040,568
T&D Holdings Inc.	49,600	940,176
Taisei Corp.	15,900	691,971
Terumo Corp.	133,100	2,718,563
TIS Inc.	21,100	517,439
Tokio Marine Holdings Inc.	185,600	6,920,764
Tokyo Electron Ltd.	44,200	6,929,767
Security	Shares	Value
Japan (continued)
Tokyu Corp.	51,900	$607,282
Toppan Holdings Inc.	23,800	638,318
Toray Industries Inc.	135,700	867,905
TOTO Ltd.	13,800	372,909
Trend Micro Inc./Japan	12,400	683,660
Unicharm Corp.	37,000	963,949
West Japan Railway Co.	43,400	817,284
Yakult Honsha Co. Ltd.	26,500	541,580
Yamaha Motor Co. Ltd.	90,500	788,502
Yaskawa Electric Corp.	22,600	594,247
Yokogawa Electric Corp.	22,900	511,707
Zensho Holdings Co. Ltd.	9,300	561,489
ZOZO Inc.	13,800	435,469
		202,453,588
Netherlands — 7.9%
ABN AMRO Bank NV, CVA(b)	45,263	701,721
Adyen NV(a)(b)	2,143	3,119,163
Aegon Ltd.	133,206	860,215
AerCap Holdings NV	19,307	1,918,343
Akzo Nobel NV	17,077	997,106
ASM International NV	4,644	2,499,288
ASML Holding NV	39,527	27,009,129
ASR Nederland NV	15,666	748,731
BE Semiconductor Industries NV	7,654	910,067
Coca-Cola Europacific Partners PLC	20,427	1,584,727
DSM-Firmenich AG	18,511	2,033,319
IMCD NV	5,568	835,376
ING Groep NV	326,093	5,034,013
InPost SA(a)	21,894	383,404
JDE Peet's NV	11,551	229,954
Koninklijke KPN NV	388,802	1,508,290
NN Group NV	27,031	1,254,466
Prosus NV	135,497	5,519,836
Randstad NV	11,161	490,132
Universal Music Group NV	80,822	1,946,156
Wolters Kluwer NV	23,829	3,976,855
		63,560,291
New Zealand — 0.4%
Auckland International Airport Ltd.	143,950	661,574
Fisher & Paykel Healthcare Corp. Ltd.	58,491	1,318,874
Infratil Ltd.	91,745	698,344
Meridian Energy Ltd.	141,705	521,173
		3,199,965
Norway — 0.6%
DNB Bank ASA	89,570	1,874,481
Gjensidige Forsikring ASA	19,041	338,708
Mowi ASA	45,387	825,793
Orkla ASA	70,176	648,221
Salmar ASA	6,722	350,051
Telenor ASA	62,207	732,447
Yara International ASA	15,893	448,150
		5,217,851
Portugal — 0.1%
EDP Renovaveis SA	33,845	397,310
Jeronimo Martins SGPS SA	27,697	539,716
		937,026
Singapore — 2.3%
CapitaLand Ascendas REIT	378,699	741,077
CapitaLand Integrated Commercial Trust	579,035	847,914
CapitaLand Investment Ltd./Singapore	248,600	507,265
DBS Group Holdings Ltd.	198,220	6,289,883

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
Grab Holdings Ltd., Class A(a)	210,013	$1,050,065
Oversea-Chinese Banking Corp. Ltd.	335,900	4,082,761
Singapore Airlines Ltd.(c)	147,400	694,356
Singapore Exchange Ltd.	62,400	592,384
United Overseas Bank Ltd.	125,000	3,393,842
		18,199,547
Spain — 1.6%
ACS Actividades de Construccion y Servicios SA	19,382	900,821
Aena SME SA(b)	7,705	1,668,686
Amadeus IT Group SA	45,041	3,163,252
Banco de Sabadell SA	536,308	1,011,229
CaixaBank SA	398,681	2,166,716
Cellnex Telecom SA(b)	52,957	1,903,034
Ferrovial SE	50,728	2,092,682
Grifols SA(a)(c)	23,235	211,879
Redeia Corp. SA	7,817	139,627
		13,257,926
Sweden — 4.7%
AddTech AB, Class B	25,270	695,677
Assa Abloy AB, Class B	99,718	3,062,556
Atlas Copco AB, Class A	267,701	4,279,493
Atlas Copco AB, Class B	152,012	2,149,715
Beijer Ref AB, Class B	37,955	598,809
Boliden AB	27,624	824,867
Epiroc AB, Class A	65,051	1,185,899
Epiroc AB, Class B	38,277	631,546
EQT AB	36,372	1,102,699
Essity AB, Class B	60,334	1,661,973
Fastighets AB Balder, Class B(a)	63,528	489,533
Hexagon AB, Class B	207,397	1,768,116
Holmen AB, Class B	7,349	277,148
Industrivarden AB, Class A	12,625	414,768
Industrivarden AB, Class C	16,105	527,845
Indutrade AB	27,662	706,646
Investment AB Latour, Class B	15,055	382,616
Investor AB, Class B	171,521	4,705,940
Lifco AB, Class B	23,340	709,166
Nibe Industrier AB, Class B(c)	148,638	630,653
Sagax AB, Class B	21,234	470,531
Sandvik AB	104,671	1,937,269
Securitas AB, Class B	48,450	613,960
Skandinaviska Enskilda Banken AB, Class A	156,027	2,164,986
Skanska AB, Class B	33,231	693,814
SKF AB, Class B	33,617	646,325
Svenska Cellulosa AB SCA, Class B	59,320	771,531
Svenska Handelsbanken AB, Class A	143,603	1,493,530
Swedish Orphan Biovitrum AB(a)	19,051	528,629
Tele2 AB, Class B	53,677	563,709
Telia Co. AB	235,997	691,911
Trelleborg AB, Class B	20,788	687,616
		38,069,476
Switzerland — 10.9%
ABB Ltd., Registered	157,126	8,970,196
Adecco Group AG, Registered	16,359	436,844
Alcon AG	49,442	4,401,595
Bachem Holding AG	3,416	264,719
Baloise Holding AG, Registered	4,291	815,382
Banque Cantonale Vaudoise, Registered	2,880	285,815
Galderma Group AG(a)	8,224	842,518
Geberit AG, Registered	3,297	1,988,604
Givaudan SA, Registered	915	4,036,763
Security	Shares	Value
Switzerland (continued)
Helvetia Holding AG, Registered	3,610	$633,150
Julius Baer Group Ltd.	20,537	1,360,073
Kuehne + Nagel International AG, Registered	4,728	1,131,422
Logitech International SA, Registered(c)	15,309	1,244,139
Lonza Group AG, Registered	7,170	4,299,154
Novartis AG, Registered	195,107	20,685,125
Partners Group Holding AG	2,258	3,281,504
Sandoz Group AG	40,155	1,835,096
Schindler Holding AG, Participation Certificates, NVS	4,199	1,214,181
Schindler Holding AG, Registered	2,106	597,394
SGS SA	15,074	1,497,359
SIG Group AG	29,902	592,806
Sika AG, Registered	15,032	3,900,992
Sonova Holding AG, Registered	5,053	1,728,519
Straumann Holding AG	11,159	1,457,736
Swatch Group AG (The), Bearer	2,910	530,343
Swiss Life Holding AG, Registered	2,848	2,336,272
Swiss Prime Site AG, Registered	7,817	864,201
Swiss Re AG	29,816	4,406,205
Swisscom AG, Registered	2,553	1,474,720
Temenos AG, Registered	5,874	386,769
VAT Group AG(b)	2,633	1,051,814
Zurich Insurance Group AG	14,433	9,160,828
		87,712,238
United Kingdom — 7.7%
3i Group PLC	95,613	4,518,214
Admiral Group PLC	25,558	833,812
Antofagasta PLC	38,240	829,056
Ashtead Group PLC	43,555	3,490,756
Associated British Foods PLC	32,821	918,673
Auto Trader Group PLC(b)	91,289	975,140
Aviva PLC	260,778	1,606,030
Barratt Redrow PLC	134,561	732,826
Berkeley Group Holdings PLC	10,149	536,366
Bunzl PLC	32,887	1,489,350
Coca-Cola HBC AG, Class DI	21,812	778,572
Compass Group PLC	167,645	5,744,144
Croda International PLC	12,922	567,471
Halma PLC	37,435	1,290,351
Informa PLC	130,453	1,423,138
InterContinental Hotels Group PLC	15,783	1,969,312
Intertek Group PLC	15,753	945,824
JD Sports Fashion PLC	255,259	331,420
Kingfisher PLC	180,955	570,731
Land Securities Group PLC	71,111	545,372
Legal & General Group PLC	582,864	1,642,664
London Stock Exchange Group PLC	47,229	6,768,800
M&G PLC	225,983	570,161
Mondi PLC, NVS	45,011	681,905
Pearson PLC	59,593	935,068
Persimmon PLC	30,517	488,868
Phoenix Group Holdings PLC	67,754	443,455
Prudential PLC	269,742	2,210,723
RELX PLC	183,709	8,660,798
Rentokil Initial PLC	252,731	1,268,517
Sage Group PLC (The)	98,775	1,649,153
Schroders PLC	82,233	329,985
Segro PLC	125,690	1,246,931
Smiths Group PLC	33,867	763,335
Spirax Group PLC	7,226	660,169
Taylor Wimpey PLC	348,694	581,859
Whitbread PLC	17,265	626,590

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Wise PLC, Class A(a)	64,982	$730,032
WPP PLC	107,440	1,175,186
		61,530,757
Total Common Stocks — 99.3% (Cost: $737,634,983)		798,218,067
Preferred Stocks
Germany — 0.2%
Henkel AG & Co. KGaA, Preference Shares, NVS	16,732	1,427,961
Sartorius AG, Preference Shares, NVS	2,560	591,103
		2,019,064
Total Preferred Stocks — 0.2% (Cost: $2,378,774)		2,019,064
Total Long-Term Investments — 99.5% (Cost: $740,013,757)		800,237,131
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(e)(f)	2,941,821	2,943,292
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(d)(e)	90,000	$90,000
Total Short-Term Securities — 0.4% (Cost: $3,033,407)		3,033,292
Total Investments — 99.9% (Cost: $743,047,164)		803,270,423
Other Assets Less Liabilities — 0.1%		843,439
Net Assets — 100.0%		$804,113,862

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,907,408	$1,036,040 (a)	$—	$158	$(314)	$2,943,292	2,941,821	$3,108 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	90,000 (a)	—	—	—	90,000	90,000	3,298	—
				$158	$(314)	$3,033,292		$6,406	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	74	12/12/24	$1,327	$(11,657)
Euro STOXX 50 Index	46	12/20/24	2,340	(4,318)
				$(15,975)

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced MSCI EAFE ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$28,307,137	$769,910,930	$—	$798,218,067
Preferred Stocks	1,427,961	591,103	—	2,019,064
Short-Term Securities
Money Market Funds	3,033,292	—	—	3,033,292
	$32,768,390	$770,502,033	$—	$803,270,423
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(15,975)	$—	$(15,975)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust